Note 28 - Segment Information - Reconciliation of Operating Profit (Loss) From Segments to Consolidated (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment operating income (loss)	€ (1,315)	€ (2,027)	€ 392
Financial income (expense), net	797	2,643	3,949
Foreign Currency exchange (losses) gains, net	538	(909)	103
Income tax (expense) credit	(358)	(388)	(602)
Net income (loss)	€ (338)	€ (681)	€ 3,842